UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin New York Municipal Income ETF
FTNY | NYSE Arca, Inc.
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Municipal Income ETF (previously known as Putnam New York Tax Exempt Income Fund) for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin New York Municipal Income ETF	$21	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$648,517,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	270
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Municipal Income ETF	PAGE 1	48361-STSR-0726

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
New York Municipal Income ETF
Financial Statements and Other Important Information
Semi-Annual  | May 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.2%
Guam — 0.3%
Antonio B Won Pat, GU, International Airport Authority Revenue:
Series A, Refunding	5.125%	10/1/34	$390,000	$418,813 (a)
Series A, Refunding	5.250%	10/1/36	680,000	731,840 (a)
Series A, Refunding	5.375%	10/1/40	525,000	559,511 (a)
Total Guam				1,710,164
New York — 91.2%
Albany, NY, Capital Resource Corp. Revenue:
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/30	250,000	250,184
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/31	115,000	115,076
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/32	495,000	495,286
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/33	325,000	325,163
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/28	600,000	600,625
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/29	1,090,000	1,091,055
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/30	1,050,000	1,050,973
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/31	1,500,000	1,501,308
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/32	505,000	505,392
Kipp Capital Region Public Charter Schools Project, Series 2024	5.000%	6/1/64	2,600,000	2,467,047
Medical Center Hospital Project, Series A, Refunding	5.250%	5/1/50	1,000,000	1,059,085
Brookhaven, NY, Local Development Corp. Revenue:
Active Retirement Community Inc., Series 2016, Refunding	5.250%	11/1/36	1,200,000	1,207,026
Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	2,000,000	1,898,917
Broome County, NY, Local Development Corp. Revenue:
Good Shepherd Village at Endwell Inc. Project, Series 2021, Refunding	4.000%	7/1/41	2,690,000	2,549,609
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
United Health Services Hospitals Inc. Project, Series 2020, Refunding, AG	4.000%	4/1/40	$1,350,000	$1,346,632
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Charter School For Applied Technologies Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,021,577
D’Youville College Project, Series A, Refunding	4.000%	11/1/50	6,535,000	4,926,465
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/30	500,000	500,638
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/37	4,470,000	4,473,659
Build NYC Resource Corp., NY, Revenue:
Classical Charter Schools Project, Series A	4.500%	6/15/43	700,000	656,525
Classical Charter Schools Project, Series A	4.750%	6/15/53	850,000	756,745
Classical Charter Schools Project, Series A	4.750%	6/15/58	725,000	636,157
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	1,000,000	982,006 (b)
Global Community Charter School Project, Series A	5.000%	6/15/42	850,000	795,503
Global Community Charter School Project, Series A	5.000%	6/15/52	1,520,000	1,300,637
Global Community Charter School Project, Series A	5.000%	6/15/57	1,300,000	1,085,447
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/42	550,000	554,267
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/52	1,425,000	1,358,326
Inwood Academy For Leadership Charter School Project, Series A	4.875%	5/1/31	285,000	286,862 (b)
Inwood Academy For Leadership Charter School Project, Series A	5.125%	5/1/38	1,100,000	1,103,841 (b)
Kipp NYC Public School Facilities, Canal West Project, Series 2022	5.250%	7/1/62	6,250,000	6,290,219
Manhattan College Project, Refunding	5.000%	8/1/47	1,000,000	945,000
New World Preparatory Charter School Project, Series A	4.000%	6/15/41	525,000	470,752 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/51	975,000	773,958 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/56	450,000	342,448 (b)
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Senior Airport Facilities, Trips Obligated Group, Series 2025	5.500%	7/1/55	$1,000,000	$1,030,191 (a)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/31	1,265,000	1,253,484 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/41	1,780,000	1,588,625 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/51	700,000	556,761 (b)
Success Academy Charter Schools Project, Series 2024	4.000%	9/1/44	1,050,000	994,441
The Children’s Aid Society Project	4.000%	7/1/38	290,000	292,310
The Children’s Aid Society Project	4.000%	7/1/44	450,000	422,038
The Children’s Aid Society Project	5.000%	7/1/45	2,500,000	2,500,827
The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	885,246
Unity Preparatory Charter School of Brooklyn Project, Series A	5.250%	6/15/43	680,000	691,051 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/53	1,000,000	1,000,112 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/63	1,600,000	1,578,859 (b)
Urban Resource Institute Project, Series A	5.500%	12/1/56	750,000	788,238
Clinton County, NY, Capital Resource Corp. Revenue:
CVES BOCES Project, Series 2025	4.500%	7/1/40	1,100,000	1,131,264 (b)
CVES BOCES Project, Series 2025	4.750%	7/1/43	1,000,000	1,029,804 (b)
CVES BOCES Project, Series 2025	5.000%	7/1/46	800,000	827,912 (b)
Dutchess County, NY, Local Development Corp. Revenue:
Bard College Project, Series A, Refunding	5.000%	7/1/40	1,000,000	1,022,730
Bard College Project, Series A, Refunding	5.000%	7/1/45	3,400,000	3,427,428
Bard College Project, Series A, Refunding	5.000%	7/1/51	4,000,000	3,994,668
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/35	175,000	177,160
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/36	175,000	176,178
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/37	175,000	175,404
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/38	200,000	199,001
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/39	$100,000	$98,951
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/40	100,000	97,628
Culinary Institute of America Project, Series A-1, Refunding	5.000%	7/1/35	155,000	155,147
Marist College Project, Series 2022	5.000%	7/1/52	4,500,000	4,538,733
Erie County, NY, IDA Revenue, Westchester Park Preservation L.P. Project, Series 2023, FNMA - Collateralized	4.250%	2/1/41	4,410,000	4,419,716
Genesee County, NY, Funding Corp. Revenue, Rochester Regional Health Energy Projects, Series A	5.500%	12/1/55	1,500,000	1,560,745
Hempstead Town, NY, Local Development Corp. Revenue:
Adelphi University Project, Series 2019, Refunding	4.000%	2/1/39	1,000,000	975,243
Evergreen Charter School Project, Series A	5.250%	6/15/52	2,000,000	1,921,941
Hofstra University Project, Refunding	5.000%	7/1/42	1,200,000	1,215,057
Molloy College Project, Series 2017, Refunding	5.000%	7/1/37	315,000	318,134
Molloy College Project, Series 2017, Refunding	5.000%	7/1/38	480,000	484,402
Molloy College Project, Series 2018	5.000%	7/1/38	865,000	879,977
Long Island, NY, Power Authority Electric System Revenue:
Series A, Refunding	3.000%	9/1/40	1,000,000	876,848
Series A, Refunding	5.000%	9/1/49	10,000,000	10,473,019
Series A, Refunding	5.250%	9/1/50	1,500,000	1,605,074
Monroe County, NY, Industrial Development Corp. Revenue:
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/44	1,320,000	1,296,016 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/54	2,000,000	1,792,478 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/59	1,350,000	1,189,191 (b)
Highland Hospital of Rochester Project, Refunding	4.000%	7/1/40	3,890,000	3,896,701
Rochester Regional Health Project, Refunding	4.000%	12/1/46	1,250,000	1,090,776
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
St. John Fisher University Project, Refunding	5.250%	6/1/49	$635,000	$666,660
St. John Fisher University Project, Refunding	5.250%	6/1/54	850,000	881,016
The Rochester General Hospital Project	5.000%	12/1/35	600,000	602,147
The Rochester General Hospital Project	5.000%	12/1/46	3,000,000	3,000,140
True North Rochester Preparatory Charter School Project	5.000%	6/1/59	4,120,000	3,962,632 (b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A, Refunding	5.000%	11/15/49	1,000,000	1,042,626
Green Bonds, Series A, Refunding	5.250%	11/15/54	5,000,000	5,262,116
MTA, NY, Transportation Revenue:
Green Bonds, Series A, Refunding	5.250%	11/15/55	1,000,000	1,035,348
Green Bonds, Series A, Refunding, BAM	4.000%	11/15/48	4,000,000	3,671,704
Green Bonds, Series A-1	4.000%	11/15/47	3,000,000	2,706,054
Green Bonds, Series C, Refunding, BAM	5.000%	11/15/44	10,000,000	10,360,337
Green Bonds, Series D-2	4.000%	11/15/47	2,000,000	1,829,724
Nassau County, NY, Local Economic Assistance Corp. Revenue, Roosevelt Children’s Academy Charter School Project	5.000%	7/1/55	2,750,000	2,244,102
New York City, NY, GO:
Series A	5.000%	8/1/46	1,450,000	1,512,819
Series A	5.000%	8/1/47	5,300,000	5,506,512
Series C	5.000%	8/1/42	5,350,000	5,580,836
Series C	5.250%	3/1/53	5,835,000	6,084,467
Subseries A-1	4.000%	8/1/42	3,500,000	3,435,443
Subseries B-1	5.250%	10/1/43	1,500,000	1,611,929
Subseries B-1	5.250%	10/1/47	4,800,000	5,042,009
Subseries C-1	5.250%	9/1/46	5,000,000	5,344,398
Subseries G-1	5.250%	2/1/53	350,000	367,181
New York City, NY, HDC, MFH Revenue:
Series F-1, FHA	2.500%	11/1/51	5,480,000	3,593,845
Series F-1, FHA	2.600%	11/1/56	4,000,000	2,574,178
Sustainable Development Bonds, Refunding, FHA	2.450%	11/1/45	4,020,000	2,891,493
Sustainable Development Bonds, Series A	3.050%	11/1/42	3,195,000	2,826,697
Sustainable Development Bonds, Series A	4.950%	11/1/58	2,000,000	1,995,221
Sustainable Development Bonds, Series A-1, FHA	4.750%	11/1/54	3,000,000	3,002,510
Sustainable Development Bonds, Series B-1, HUD Section 8	4.750%	11/1/54	2,750,000	2,756,522
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Sustainable Development Bonds, Series C-1, Refunding	2.500%	11/1/51	$5,000,000	$3,279,056
Sustainable Development Bonds, Series C-1, Refunding	2.600%	11/1/56	1,660,000	1,078,862
Sustainable Development Bonds, Series I-1	2.700%	11/1/55	7,000,000	4,615,631
Sustainable Development Bonds, Series I-1	2.800%	11/1/60	3,000,000	1,945,208
Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	5,000,000	3,305,913
Tax-Exempt Bonds, Series F	5.250%	12/15/43	2,650,000	2,732,313
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	819,108
New York City, NY, IDA Revenue, Series A, Refunding	5.000%	7/1/28	835,000	835,519 (a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	1,000,000	1,051,623
Series AA	5.250%	6/15/53	10,000,000	10,535,674
Series AA-1	5.000%	6/15/48	2,090,000	2,153,579
Series BB	5.250%	6/15/55	7,500,000	7,913,674
Series BB-1, Refunding	3.000%	6/15/44	1,000,000	829,803
Series DD, Refunding	5.250%	6/15/47	4,000,000	4,262,768
New York City, NY, TFA, Building Aid Revenue, Series S-2, Refunding, State Aid Withholding	5.000%	7/15/43	750,000	831,764
New York City, NY, TFA, Future Tax Secured Revenue:
Series B	4.000%	8/1/38	5,000,000	5,034,713
Series B	5.000%	5/1/40	2,000,000	2,173,679
Series B	5.000%	5/1/43	2,150,000	2,310,815
Series C	5.000%	5/1/46	3,500,000	3,704,057
Series D	5.500%	11/1/45	10,000,000	10,846,873
Series F-1	5.250%	2/1/53	5,000,000	5,225,031
Subordinate, Series C-1	4.000%	5/1/40	2,500,000	2,513,867
Subordinated, Series I	5.500%	11/1/54	1,300,000	1,403,792 (c)
Subseries A-1	5.000%	5/1/45	4,000,000	4,229,806
Subseries C-1	4.000%	5/1/39	5,000,000	5,060,474
New York Counties Tobacco Trust II, Tobacco Settlement Revenue, Series 2001	5.750%	6/1/43	700,000	713,253
New York Counties Tobacco Trust IV, Tobacco Settlement Revenue, Series A, Refunding	5.000%	6/1/38	6,905,000	6,233,916
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York Counties Tobacco Trust VI, Tobacco Settlement Revenue:
Series B, Refunding	5.000%	6/1/36	$265,000	$265,118
Series B, Refunding	5.000%	6/1/41	250,000	250,069
Series C, Refunding	5.000%	6/1/45	1,000,000	874,193
New York State Convention Center Development Corp. Revenue, Senior Lien, Hotel Unit Fee Secured, Series A	0.000%	11/15/50	7,000,000	2,177,132
New York State Dormitory Authority Revenue:
Barnard College, Series A, Refunding	5.000%	7/1/55	1,000,000	1,020,337
General Purpose Bonds, Series A, Unrefunded	5.250%	3/15/52	3,000,000	3,155,353
Iona College, Series 2022, Refunding	5.000%	7/1/31	625,000	670,778
Iona College, Series 2022, Refunding	5.000%	7/1/32	525,000	567,587
Iona College, Series 2022, Refunding	5.000%	7/1/42	225,000	231,434
Iona College, Series A	5.000%	7/1/51	350,000	349,533
New York Institute of Technology, Series 2024	5.000%	7/1/43	770,000	801,773
New York Institute of Technology, Series 2024	5.000%	7/1/44	700,000	726,105
New York Institute of Technology, Series 2024	5.250%	7/1/49	2,300,000	2,357,610
New York Institute of Technology, Series 2024	5.250%	7/1/54	2,900,000	2,944,228
New York University, Series 2011, AMBAC	5.500%	7/1/40	6,000,000	6,987,422
New York University, Series A, Refunding	5.250%	7/1/55	1,000,000	1,072,311
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/45	10,000,000	9,366,188
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	5,000,000	4,390,514
Northwell Healthcare Inc., Series A, Refunding	5.250%	5/1/54	1,500,000	1,548,203
Pace York University, Series A	5.500%	5/1/49	875,000	913,107
Pace York University, Series A	5.500%	5/1/56	1,750,000	1,806,011
Personal Income Tax, General Purpose Bonds, Series A, Refunding	5.000%	3/15/53	3,500,000	3,635,098
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.000%	10/1/31	20,000	20,034
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.125%	10/1/36	$40,000	$40,065
School Districts Financing Program Bonds, Series A, State Aid Withholding	5.000%	10/1/51	1,000,000	1,037,423 (c)
St. Joseph’s College, Series 2021	4.000%	7/1/35	800,000	718,175
St. Joseph’s College, Series 2021	4.000%	7/1/40	200,000	166,589
St. Joseph’s College, Series 2021	5.000%	7/1/51	1,775,000	1,460,269
St. Joseph’s College, Series A, Refunding	4.000%	7/1/34	740,000	674,127
The New School, Series A, Refunding	5.000%	7/1/40	900,000	941,915
Wagner College, Series 2022, Refunding	5.000%	7/1/36	730,000	686,210
Wagner College, Series 2022, Refunding	5.000%	7/1/38	840,000	785,288
White Plains Hospital, Series 2024	5.250%	10/1/49	2,200,000	2,267,074
New York State Dormitory Authority, Mount Sinai Obligated Group Revenue, Series 2025	5.250%	7/1/50	3,000,000	3,020,741
New York State Dormitory Authority, Sales Tax Revenue:
Series A	5.000%	3/15/54	5,000,000	5,162,179
Series B, Refunding	5.000%	3/15/51	2,500,000	2,596,787
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 5, Series A, Refunding	3.000%	3/15/38	1,320,000	1,202,496
Series A, Refunding	5.000%	3/15/55	5,240,000	5,417,477
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/39	5,000	5,143 (d)
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/41	10,000	10,286 (d)
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	2,400,000	2,483,700 (e)(f)
New York State Energy Research & Development Authority Pollution Control Revenue:
New York State Electric & Gas Corp. Project, Series C, Refunding	4.000%	4/1/34	3,600,000	3,693,994
New York State Electric & Gas Corp. Project, Series D, Refunding	3.500%	10/1/29	5,000,000	5,034,663
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	1,000,000	1,050,991 (a)(b)(e)(f)
New York State HFA Revenue, 325 Kent Avenue Housing, Series A, Refunding, FNMA - Collateralized	3.950%	1/1/35	5,000,000	5,074,041 (e)(f)
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Liberty Development Corp. Revenue:
1 World Trade Center Project, Series 2021, Refunding	3.000%	2/15/42	$1,500,000	$1,251,407
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	8,250,000	6,618,237
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	13,975,000	13,986,355 (b)
3 World Trade Center Project, Class 2, Refunding	5.150%	11/15/34	515,000	515,444 (b)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	3,000,000	2,340,670
Goldman Sachs Headquarters	5.500%	10/1/37	4,010,000	4,690,362
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	3.000%	11/15/51	7,120,000	5,193,088
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	25,290,000	21,273,283
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.125%	9/15/50	3,075,000	2,312,418
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	5,500,000	5,179,204
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A, Refunding	5.000%	1/1/51	1,000,000	1,038,200
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/41	3,000,000	2,992,120
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	6,000,000	5,820,004
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	1,630,000	1,571,677 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	5,000,000	5,088,132 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,900,000	3,081,341 (a)
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	10/1/40	$5,000,000	$5,136,744 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 202	5.000%	10/1/35	750,000	782,448 (a)
John F. Kennedy International Airport New Terminal Four Project, Series 2022	5.000%	12/1/34	2,500,000	2,684,233 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	5,700,000	5,942,962 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.500%	6/30/60	2,750,000	2,786,092 (a)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series 2025, Refunding	5.500%	12/31/60	2,250,000	2,286,077 (a)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	5.250%	12/31/54	1,500,000	1,538,735 (a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,500,000	3,499,981 (a)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/45	10,000,000	10,648,501
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AG	4.000%	12/1/46	4,000,000	3,703,483
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/35	1,000,000	1,008,815
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/36	1,250,000	1,258,575
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/37	1,000,000	994,572
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/38	1,250,000	1,233,973
Oneida Indian Nation of New York, NY, Tax Exempt Bonds	6.000%	9/1/43	1,200,000	1,300,614 (b)
Onondaga Civic Development Corp. Revenue:
Le Moyne College Project, Series 2015	5.000%	7/1/34	445,000	445,376
Le Moyne College Project, Series 2018, Refunding	5.000%	1/1/43	740,000	744,806
Le Moyne College Project, Series 2021	4.000%	7/1/38	150,000	146,447
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Le Moyne College Project, Series 2021	4.000%	7/1/41	$215,000	$201,098
Le Moyne College Project, Series 2021	5.000%	7/1/46	450,000	451,775
Le Moyne College Project, Series 2021	5.000%	7/1/51	700,000	682,476
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/34	300,000	301,905
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/36	325,000	323,330
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/39	450,000	435,965
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/42	525,000	484,533
Le Moyne College Project, Series B, Refunding	4.000%	7/1/36	425,000	422,816
Le Moyne College Project, Series B, Refunding	4.000%	7/1/39	825,000	799,269
Le Moyne College Project, Series B, Refunding	4.000%	7/1/40	300,000	286,129
Syracuse University Project, Series 2025	5.500%	12/1/56	1,000,000	1,082,984
Port Authority of New York & New Jersey Revenue:
Consolidated Series 217	4.000%	11/1/39	3,250,000	3,279,292
Consolidated Series 217	5.000%	11/1/44	2,700,000	2,831,650
Consolidated Series 217, Refunding	5.000%	1/15/47	3,000,000	3,162,278
Consolidated Series 250, Refunding	5.250%	10/15/51	1,250,000	1,347,838
Poughkeepsie, Dutchess County, NY, GO, Public Improvement Bonds, Series 2019, Refunding	5.000%	6/1/31	600,000	600,644
Southold Local Development Corp. Revenue, Peconic Landing at Southold, Inc. Project, Series 2015	5.000%	12/1/45	2,250,000	2,250,029
St. Lawrence County IDA Civic Development Corp. Revenue:
Clarkson University Project, Series B, Refunding	5.000%	9/1/39	195,000	196,275
Clarkson University Project, Series B, Refunding	5.000%	9/1/40	200,000	199,612
Clarkson University Project, Series B, Refunding	5.000%	9/1/41	200,000	195,420
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax-Exempt, GO	6.000%	12/1/53	3,000,000	3,068,186
Syracuse Regional Airport Authority, NY, Revenue, Series 2021, Refunding	5.000%	7/1/33	1,500,000	1,597,407 (a)
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Tompkins County Development Corp. Revenue, Continuing Care Retirement Community Revenue Bonds, Kendal at Ithaca, Inc. Project, Series A, Refunding	5.000%	7/1/44	$2,570,000	$2,571,122
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Refunding, Series B, Refunding	0.000%	11/15/32	3,900,000	3,174,422
General-MTA Bridges & Tunnels, Series A	5.250%	11/15/54	1,000,000	1,060,487
MTA Bridges & Tunnels, Senior Lien, Subseries A-1, Refunding	5.000%	11/15/56	2,535,000	2,616,306
Payroll Mobility Tax Senior Lien Bonds, Series C, Refunding	5.250%	5/15/52	5,500,000	5,753,573
Payroll Mobility Tax, Senior Lien, Series D-2	5.500%	5/15/52	3,250,000	3,465,451
Real Estate Transfer Tax Revenue Bonds, Series A	5.500%	12/1/59	5,000,000	5,376,405
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	2,000,000	2,118,917
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	2,725,000	2,840,287
TSASC, Inc., Tobacco Settlement Bonds Revenue, Senior Lien, Series A, Refunding	5.000%	6/1/41	5,000,000	5,035,358
Utility Debt Securitization Authority Revenue, Restructuring Bonds, Series 2023, Refunding	5.000%	12/15/40	4,000,000	4,518,231
Westchester County, NY, IDA Revenue, Armory Plaza Housing, L.P. Project, Series 2023, FNMA - Collateralized HUD Section 8	4.300%	5/1/41	3,152,000	3,135,127 (e)(f)
Westchester County, NY, Local Development Corp. Revenue:
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/32	500,000	526,166
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/37	525,000	549,551
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/41	500,000	519,006
New York Blood Center Project, Series 2024	5.000%	7/1/38	1,000,000	1,072,442
Purchase Housing Corp. II Project	5.000%	6/1/42	1,235,000	1,236,102
Purchase Senior Learning Community Inc. Project, Series A, Refunding	5.000%	7/1/56	2,205,000	2,000,261 (b)
Westchester, NY, Tobacco Asset Securitization Corp. Revenue, Series B, Refunding	5.000%	6/1/41	1,250,000	1,260,453
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Yonkers EDC Revenue:
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/39	$545,000	$545,165
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/49	665,000	606,300
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/54	505,000	448,277
Total New York				591,769,823
Puerto Rico — 1.0%
Cofina Class 2 Trust, Tax Exempt Class, Series 2047	0.000%	8/1/47	1,496,871	501,483
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,718,451
Restructured, Series A-1	4.000%	7/1/41	3,200,000	3,049,891
Total Puerto Rico				6,269,825
Washington — 0.7%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,775,725

Total Municipal Bonds (Cost — $606,937,224)				604,525,537
Municipal Bonds Deposited in Tender Option Bond Trust(g) — 1.6%
District of Columbia — 1.6%
Metropolitan Washington, DC, Transit Authority, Dedicated Tax Revenue, Second Lien, Series A (Cost — $10,410,555)	5.000%	5/1/48	10,000,000	10,415,622
Total Investments before Short-Term Investments (Cost — $617,347,779)				614,941,159
			Shares
Short-Term Investments — 5.3%
Money Market Funds — 2.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $17,519,672)	3.410%		17,519,672	17,519,672 (h)(i)
		Maturity Date	Face Amount
Municipal Bonds — 2.6%
New York — 2.6%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	2.800%	11/1/31	$5,910,000	5,910,000 (j)(k)
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — continued
New York — continued
Nassau County, NY, IDA Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	2.700%	1/1/34	$1,000,000	$1,000,000 (j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series BB-1, SPA - State Street Bank & Trust Co.	2.950%	6/15/49	3,925,000	3,925,000 (j)(k)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	2.830%	2/1/44	6,000,000	6,000,000 (j)(k)
Total New York				16,835,000

Total Short-Term Investments (Cost — $34,354,672)				34,354,672
Total Investments — 100.1% (Cost — $651,702,451)				649,295,831
TOB Floating Rate Notes — (1.0)%				(6,665,000)
Other Assets in Excess of Other Liabilities — 0.9%				5,887,030
Total Net Assets — 100.0%				$648,517,861

See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

 Franklin New York Municipal Income ETF
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(e)	Maturity date shown represents the mandatory tender date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $17,519,672 and the cost was $17,519,672 (Note 6).

(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin New York Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	74	9/26	$8,443,275	$8,466,062	$(22,787)
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
May 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $634,182,779)	$631,776,159
Investments in affiliated securities, at value (Cost — $17,519,672)	17,519,672
Interest receivable	7,928,790
Receivable for Fund shares sold	1,583,829
Deposits with brokers for open futures contracts	381,100
Dividends receivable from affiliated investments	44,355
Receivable from brokers — net variation margin on open futures contracts	13,875
Total Assets	659,247,780
Liabilities:
TOB Floating Rate Notes (Note 1)	6,665,000
Payable for securities purchased	2,427,113
Payable for Fund shares repurchased	1,187,872
Investment management fee payable	216,279
Trustees’ fees payable	66,736
Interest expense payable	59,918
Administration fee payable	1,414
Accrued expenses	105,587
Total Liabilities	10,729,919
Total Net Assets	$648,517,861
Net Assets:
Paid-in capital	$694,749,021
Total distributable earnings (loss)	(46,231,160)
Total Net Assets	$648,517,861
Shares Outstanding	81,891,310
Net Asset Value	$7.92
See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2026

Investment Income:
Interest	$13,917,304
Dividends from affiliated investments	328,130
Total Investment Income	14,245,434
Expenses:
Investment management fee (Note 2)	1,105,622
Interest expense	221,896
Total Expenses	1,327,518
Less: Fee waivers and/or expense reimbursements (Note 2)	(25,645)
Net Expenses	1,301,873
Net Investment Income	12,943,561
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,407,304)
Futures contracts	65,560
Net Realized Loss	(2,341,744)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,425,967
Futures contracts	(2,152)
Change in Net Unrealized Appreciation (Depreciation)	2,423,815
Net Gain on Investments and Futures Contracts	82,071
Increase in Net Assets From Operations	$13,025,632
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2026 (unaudited) and the Year Ended November 30, 2025	2026	2025(a)
Operations:
Net investment income	$12,943,561	$28,139,297
Net realized loss	(2,341,744)	(7,576,482)
Change in net unrealized appreciation (depreciation)	2,423,815	(17,517,347)
Increase in Net Assets From Operations	13,025,632	3,045,468
Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,302,585)	(23,140,140)
Decrease in Net Assets From Distributions to Shareholders	(12,302,585)	(23,140,140)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (5,200,000 and 72,507,890 shares issued, respectively)	40,932,867	571,653,690
Reinvestment of distributions (0 and 2,641,271 shares issued, respectively)	—	20,491,722
Cost of shares repurchased (4,800,000 and 88,838,987 shares repurchased, respectively)	(37,733,222)	(698,444,363)
Increase (Decrease) in Net Assets From Fund Share Transactions	3,199,645	(106,298,951)
Increase (Decrease) in Net Assets	3,922,692	(126,393,623)
Net Assets:
Beginning of period	644,595,169	770,988,792
End of period	$648,517,861	$644,595,169

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam New York Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
	2026[1,2]	2025[1,3]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$7.91	$8.10	$7.83	$7.75	$8.90	$8.81
Income (loss) from operations:
Net investment income	0.16	0.31	0.28	0.26	0.22	0.20
Net realized and unrealized gain (loss)	0.00 [4]	(0.24)	0.27	0.07	(1.13)	0.10
Total income (loss) from operations	0.16	0.07	0.55	0.33	(0.91)	0.30
Less distributions from:
Net investment income	(0.15)	(0.26)	(0.28)	(0.25)	(0.22)	(0.21)
Net realized gains	—	—	—	—	(0.02)	—
Total distributions	(0.15)	(0.26)	(0.28)	(0.25)	(0.24)	(0.21)
Net asset value, end of period	$7.92	$7.91	$8.10	$7.83	$7.75	$8.90
Total return, based on NAV[5,6]	2.09%	1.04%	7.08%	4.39%	(10.27)%	3.38%
Net assets, end of year (millions)	$649	$645	$152	$138	$136	$173
Ratios to average net assets:
Gross expenses	0.42%[7]	0.67%[8]	0.53%[8]	0.60%[8]	0.57%[8]	0.52%[8]
Net expenses[9,10]	0.41 [7]	0.67 [8]	0.53 [8]	0.60 [8]	0.57 [8]	0.52 [8]
Net investment income	4.10 [7]	3.97 [8]	3.54 [8]	3.31 [8]	2.75 [8]	2.30 [8]
Portfolio turnover rate	2%	15%	17%	41%	35%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam New York Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[6]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.
[8]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the gross and net expense ratios and the net investment income ratio would have been 0.66%, 0.66% and 3.98%, respectively, for the period ended November 30, 2025, and would not have changed for the years ended May 31, 2025, 2024, 2023,
2022 and 2021.

[9]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin New York Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam New York Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24,2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24,2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$604,525,537	—	$604,525,537
Municipal Bonds Deposited in Tender Option Bond Trust	—	10,415,622	—	10,415,622
Total Long-Term Investments	—	614,941,159	—	614,941,159
Short-Term Investments†:
Money Market Funds	$17,519,672	—	—	17,519,672
Municipal Bonds	—	16,835,000	—	16,835,000
Total Short-Term Investments	17,519,672	16,835,000	—	34,354,672
Total Investments	$17,519,672	$631,776,159	—	$649,295,831
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$22,787	—	—	$22,787

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended May 31, 2026, the average daily amount of floating rate notes outstanding was $6,665,000 and weighted average interest rate was 6.59%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(e) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive unified management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
Advisers had also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the predecessor mutual fund through March 30, 2027, to the extent that total expenses of the predecessor mutual fund (excluding brokerage,interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the predecessor mutual fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the predecessor mutual fund’s investment management contract) would exceed an annual rate of 0.28% of the Fund’s average net assets.
During the six months ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $25,645, all of which was an affiliated money market fund waiver.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

3. Investments
During the six months ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$13,799,804
Sales	27,104,958
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$642,661,501	$15,137,189	$(15,167,859)	$(30,670)
Futures contracts	—	—	(22,787)	(22,787)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2026.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$22,787

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$65,560
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,152)
During the six months ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$6,057,406

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	—	—	3,562,679	$27,707,137
Shares issued on reinvestment	—	—	1,767,240	13,706,697
Shares repurchased	—	—	(72,926,338)	(573,984,952)
Net decrease	—	—	(67,596,419)	$(532,571,118)
Class C Shares[1]
Shares sold	—	—	160,979	$1,234,360
Shares issued on reinvestment	—	—	24,302	188,499
Shares repurchased[2]	—	—	(1,354,226)	(10,577,758)
Net decrease	—	—	(1,168,945)	$(9,154,899)

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Total Fund (Previously Class R6 Shares)[3]
Shares sold	5,200,000	$40,932,867	67,339,462	$531,440,746
Shares issued on reinvestment	—	—	630,094	4,891,316
Shares repurchased	(4,800,000)	(37,733,222)	(5,175,107)	(40,079,342)
Net increase	400,000	$3,199,645	62,794,449	$496,252,720
Class Y Shares[1]
Shares sold	—	—	1,444,770	$11,271,447
Shares issued on reinvestment	—	—	219,635	1,705,210
Shares repurchased	—	—	(9,383,316)	(73,802,311)
Net decrease	—	—	(7,718,911)	$(60,825,654)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended May 31, 2026. The following transactions were effected in such company for the six months ended May 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$15,555,073	$72,234,509	72,234,509	$70,269,910	70,269,910
Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$328,130	—	$17,519,672
7. Deferred capital losses
As of November 30, 2025, the Fund had deferred capital losses of $48,156,806, which have no expiration date, that will be available to offset future taxable capital gains.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin New York Municipal Income ETF 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin New York Municipal Income ETF

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Franklin
New York Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Franklin New York Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin New York Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin New York Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48361-SFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 24, 2026